Property and Equipment	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Property and Equipment

Note 5.   Property and Equipment

Property and equipment consisted of the following (in thousands):

	October 2,	December 31,
	2021	2020
Office furniture	$1,331	$1,249
Computers	1,591	1,217
Machinery, equipment and vehicles	15,482	10,275
Land	140	—
Leasehold improvements	4,695	3,354
Software	2,281	2,199
Assets under capital lease	41,349	32,153
Construction in process	1,263	605
	68,132	51,052
Less: accumulated depreciation	(25,945)	(17,258)
Property and equipment, net	$42,187	$33,794

Property and equipment include assets acquired under capital leases of $41,349 thousand and $32,153 thousand and accumulated depreciation of $13,028 thousand and $8,062 thousand as of October 2, 2021 and December 31, 2020, respectively. Depreciation and amortization expense was $9,418 thousand and $6,584 thousand for the nine months ended October 2, 2021 and October 3, 2020, respectively.

Note 4.     Property and Equipment

Property and equipment consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Office furniture	$1,249	$898
Computers	1,217	1,051
Machinery, equipment and vehicles	10,275	6,532
Leasehold improvements	3,354	792
Software	2,199	1,903
Assets under capital lease	32,153	15,226
Construction in process	605	246
	51,052	26,648
Less: accumulated depreciation	(17,258)	(8,475)
Property and equipment, net	$33,794	$18,173

Property and equipment includes assets acquired under capital leases of $32.2 million and $15.2 million and accumulated depreciation of $8.1 million and $3.9 million as of December 31, 2020 and 2019, respectively. Depreciation and amortization expense for the years ended December 31, 2020 and 2019 was $9.0 million and $6.3 million, respectively.